Losses and Loss Expenses - Components of Loss Reserves (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Claims and Claims Adjustment Expense [Abstract]
Reserve for reported losses and loss expenses		$ 10,293,448	$ 7,461,444
Reserve for losses incurred but not reported		15,146,296	11,891,799
Unpaid losses and loss expenses at end of year	$ 25,913,484	$ 25,439,744	$ 19,353,243	$ 20,481,065	$ 20,484,121